VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Dry-docking	Total
Cost
At December 31, 2019	1,178,415	15,000	1,193,415
Additions	(121)	—	(121)
Newbuildings	741,147	10,000	751,147
At December 31, 2020	1,919,441	25,000	1,944,441
Additions	180	—	180
Newbuildings	547,849	7,500	555,349
At December 31, 2021	2,467,470	32,500	2,499,970

Accumulated depreciation
At December 31, 2019	(42,211)	(3,930)	(46,141)
Charge	(38,159)	(3,680)	(41,839)
At December 31, 2020	(80,370)	(7,610)	(87,980)
Charge	(63,553)	(6,272)	(69,825)
At December 31, 2021	(143,923)	(13,882)	(157,805)

Net book value
At December 31, 2019	1,136,204	11,070	1,147,274
At December 31, 2020	1,839,071	17,390	1,856,461
At December 31, 2021	2,323,547	18,618	2,342,165